The prospectus and SAI filed on January 4, 2000 are incorporated by reference in their entirety to Scudder Pathway Series and will be distributed with these supplements. Additionally, the prospectus supplements dated June 12, 2000 and June 29, 2000 are incorporated by reference in their entirety to Scudder Pathway Series and will be distributed with these supplements.

                                                                         SCUDDER
                                                                 INVESTMENTS(SM)
                                                                          [LOGO]

Scudder Pathway Series

Conservative Portfolio
Balanced Portfolio
Growth Portfolio

Supplement to Prospectus Dated January 1, 2000

On or about September 25, 2000 for Conservative Portfolio and Growth Portfolio and on or about October 2, 2000 for Balanced Portfolio, each portfolio will offer two classes of shares to provide investors with different purchase options. The two classes are Class S and Class AARP. Each class has its own important features and policies. In addition, as of the dates noted above, all existing shares of each portfolio will be redesignated as Class S shares of each portfolio. Shares of Class AARP will be especially designed for members of AARP.

For your convenience, this supplement has been divided into two parts. Part I provides information relating to important changes to each portfolio generally.
Part II provides information relating specifically to Class AARP. As always, you should refer to the prospectus for general information about each portfolio, including its investment approaches, risks, and portfolio managers, and for additional information relating to Class S, such as its historical performance and its purchase, redemption and exchange procedures.

PART I -- General Information about the Portfolios

On July 13, 2000, shareholders of each portfolio elected the following people to each portfolio's Board: Henry P. Becton, Jr., Linda C. Coughlin, Dawn-Marie Driscoll, Edgar R. Fiedler, Keith R. Fox, Joan E. Spero, Jean G. Stromberg, Jean C. Tempel and Steven Zaleznick.

The Portfolios' Track Records

The bar charts show how returns of the portfolios' Class S shares have varied from year to year, which may give some idea of risk. The tables show average annual total returns of each portfolio's Class S shares and three broad-based market indexes (which, unlike a portfolio, do not have any fees or expenses). All figures on this page assume reinvestment of distributions and dividends.

Conservative Portfolio
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

        '97        14.36
        '98         5.63
        '99         2.84

2000 Total Return as of June 30: -0.09%

Best Quarter: 7.47%, Q2 1997      Worst Quarter: -4.93%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                                           1 Year            Since Inception
--------------------------------------------------------------------------------
Portfolio -- Class S***                     2.84                 7.61*
--------------------------------------------------------------------------------
Index 1                                    -0.82                 5.25**
--------------------------------------------------------------------------------
Index 2                                     4.91                 5.88**
--------------------------------------------------------------------------------
Index 3                                    21.04                25.90**
--------------------------------------------------------------------------------

Index 1: Lehman Brothers Aggregate Bond Index, an unmanaged, market value-weighted measure of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities.

Index 2: Treasury Bill 1-year.

Index 3: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

*    Fund inception: 11/15/96

**   Index comparisons begin 11/30/96

*** Performance for Class AARP is not provided because this class does not have a full calendar year of performance.

Balanced Portfolio
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

        '97        13.33
        '98         7.64
        '99        16.66

2000 Total Return as of June 30: -0.15%
Best Quarter: 12.53%, Q4 1999     Worst Quarter: -10.26%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                                        1 Year              Since Inception
--------------------------------------------------------------------------------
Portfolio -- Class S***                  16.66                  12.40*
--------------------------------------------------------------------------------
Index 1                                  21.04                  25.90**
--------------------------------------------------------------------------------
Index 2                                  27.30                  15.12**
--------------------------------------------------------------------------------
Index 3                                  -0.82                   5.25**
--------------------------------------------------------------------------------

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: MSCI EAFE, an unmanaged capitalization-weighted measure of international stock markets.

Index 3: Lehman Brothers Aggregate Bond Index, an unmanaged market value-weighted measure of U.S. Treasury and agency securities, corporate bond issues and mortgage-backed securities.

*    Fund inception: 11/15/96

**   Index comparisons begin 11/30/96

*** Performance for Class AARP is not provided because this class does not have a full calendar year of performance.

Growth Portfolio

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

        '97        14.93
        '98         9.60
        '99        35.24


2000 Total Return as of June 30: -0.40%
Best Quarter: 21.81%, Q4 1999     Worst Quarter: -15.06%, Q3 1998

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------
                                        1 Year              Since Inception
--------------------------------------------------------------------------------
Portfolio -- Class S***                 35.24                   19.24*
--------------------------------------------------------------------------------
Index 1                                 33.16                   32.17**
--------------------------------------------------------------------------------
Index 2                                 27.30                   15.12**
--------------------------------------------------------------------------------
Index 3                                 21.26                   13.65**
--------------------------------------------------------------------------------

Index 1: Russell 1000 Growth Index, an unmanaged measure of 1000 companies with higher price-to-book and higher forecasted growth values.

Index 2: MSCI EAFE, an unmanaged capitalization-weighted measure of international stock markets.

Index 3: Russell 2000 Index, an unmanaged measure of the 2000 companies that typically have a market capitalization less than $2 billion.

*    Fund inception: 11/15/96

**   Index comparisons begin 11/30/96

*** Performance for Class AARP is not provided because this class does not have a full calendar year of performance.

How Much Investors Pay

Each portfolio has no sales charge or other shareholder fees. Each portfolio expects to operate at a zero expense level. However, shareholders of either Class AARP or Class S for each portfolio will indirectly bear that portfolio's pro rata share of fees and expenses incurred by the underlying Scudder funds in which a portfolio is invested.

--------------------------------------------------------------------------------
Fee Table (%)
--------------------------------------------------------------------------------

Range of Average Weighted Expense Ratio
--------------------------------------------------------------------------------
Conservative Portfolio                                         0.78% to 1.81%
--------------------------------------------------------------------------------
Balanced Portfolio                                             0.79% to 2.01%
--------------------------------------------------------------------------------
Growth Portfolio                                               0.78% to 2.10%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

The example below shows an approximate estimate of the expenses that might apply to your investment of $10,000 in a portfolio over 1, 3, 5 and 10 years. Your actual costs could be higher or lower than this example.

                            1 Year        3 Years       5 Years      10 Years
--------------------------------------------------------------------------------
Conservative Portfolio       $132          $411          $710         $1,562
--------------------------------------------------------------------------------
Balanced Portfolio           $143          $443          $766         $1,680
--------------------------------------------------------------------------------
Growth Portfolio             $147          $456          $787         $1,724
--------------------------------------------------------------------------------

The example assumes 5% annual returns, expenses calculated at the midpoint of the current expense range and reinvestment of all dividends and distributions and that you sold your shares at the end of each period.

Financial Highlights

Conservative Portfolio -- Class S

--------------------------------------------------------------------------------
Years Ended August 31,                       2000(b)   1999   1998(c)   1997(d)
--------------------------------------------------------------------------------
Net asset value, beginning of period       $12.45    $12.28   $13.27    $12.00
                                           -------------------------------------
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                .30(a)    .57(a)   .51(a)    .39
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investment transactions                 (.19)      .36     (.63)     1.36
                                           -------------------------------------
--------------------------------------------------------------------------------
  Total from investment operations            .11       .93     (.12)     1.75
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                      (.39)     (.55)    (.57)     (.33)
--------------------------------------------------------------------------------
  Net realized gains on investment
  transactions                               (.21)     (.21)    (.30)     (.15)
                                           -------------------------------------
--------------------------------------------------------------------------------
  Total distributions                        (.60)     (.76)    (.87)     (.48)
--------------------------------------------------------------------------------
Net asset value, end of period             $11.96    $12.45   $12.28    $13.27
                                           -------------------------------------
--------------------------------------------------------------------------------
Total Return (%) (e)                          .83**    7.62    (1.10)**  14.99**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)         27        28       29        17
--------------------------------------------------------------------------------
Ratio of expenses (%) (f)                      --        --       --        --
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)    4.91*     4.45     4.21*     3.67*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                    21*       28       32*       42*
--------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

(b)  For the six months ended February 29, 2000 (Unaudited).

(c) For the eleven months ended August 31, 1998. On August 12, 1998 the Trustees of the Portfolio changed the fiscal year end from September 30 to August 31.

(d) For the period November 15, 1996 (commencement of operations) to September 30, 1997.

(e) Total return would have been lower if the Adviser had not maintained some Underlying Funds' expenses.

(f) This Portfolio invests in other Scudder Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative, and advisory expenses of the Underlying Scudder Funds.

*    Annualized

**   Not annualized

Balanced Portfolio -- Class S

--------------------------------------------------------------------------------
Years Ended August 31,                     2000(b)    1999  1998(c)     1997(d)
--------------------------------------------------------------------------------
Net asset value, beginning of period       $13.42    $12.06   $13.56    $12.00
                                           -------------------------------------
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                .21(a)    .38(a)   .39(a)    .37
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investment transactions                 1.29      1.79    (1.26)     1.59
                                           -------------------------------------
--------------------------------------------------------------------------------
  Total from investment operations           1.50      2.17     (.87)     1.96
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                      (.30)     (.38)    (.42)     (.33)
--------------------------------------------------------------------------------
  Net realized and gains on investment
  transactions                               (.69)     (.43)    (.21)     (.07)
                                           -------------------------------------
--------------------------------------------------------------------------------
  Total distributions                        (.99)     (.81)    (.63)     (.40)
--------------------------------------------------------------------------------
Net asset value, end of period             $13.93    $13.42   $12.06    $13.56
                                           -------------------------------------
--------------------------------------------------------------------------------
Total Return (%) (e)                        11.23**   18.27    (6.78)**  16.67**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)        280       247      222       192
--------------------------------------------------------------------------------
Ratio of expenses (%) (f)                      --        --       --        --
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)    3.08*     2.88     3.15*     2.96*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                    22*       24       28*       24*
--------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

(b)  For the six months ended February 29, 2000 (Unaudited).

(c) For the eleven months ended August 31, 1998. On August 31, 1998 the Trustees of the Portfolio changed the fiscal year end from September 30 to August 31.

(d) For the period November 15, 1996 (commencement of operations) to September 30, 1997.

(e) Total return would have been lower if the Adviser had not maintained some Underlying Funds' expenses.

(f) This Portfolio invests in other Scudder Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative, and advisory expenses of the Underlying Scudder Funds.

*    Annualized

**   Not annualized

Growth Portfolio -- Class S

--------------------------------------------------------------------------------
Years Ended August 31,                     2000(b)    1999    1998(c)    1997(d)
--------------------------------------------------------------------------------
Net asset value, beginning of period       $15.33    $12.17   $14.15    $12.00
                                           -------------------------------------
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                .21(a)    .18(a)   .23(a)   .29
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investment transactions                 3.23      3.61    (1.74)    2.15
                                           -------------------------------------
--------------------------------------------------------------------------------
  Total from investment operations           3.44      3.79    (1.51)    2.44
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                      (.29)     (.20)    (.21)    (.16)
--------------------------------------------------------------------------------
  From net realized gains on investment
  transactions                               (.89)     (.43)    (.26)    (.13)
                                           -------------------------------------
--------------------------------------------------------------------------------
  Total distributions                       (1.18)     (.63)    (.47)    (.29)
--------------------------------------------------------------------------------
Net asset value, end of period             $17.59    $15.33   $12.17   $14.15
                                           -------------------------------------
--------------------------------------------------------------------------------
Total Return (%) (e)                        22.43**   31.69   (10.94)** 20.79**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)        122        94       64       50
--------------------------------------------------------------------------------
Ratio of expenses (%) (f)                      --        --       --       --
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)    2.56*     1.26     1.78*    2.09*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                    28*       28       24*      15*
--------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

(b)  For the six months ended February 29, 2000 (Unaudited).

(c) For the eleven months ended August 31, 1998. On August 12, 1998, the Trustees of the Portfolio changed the fiscal year end from September 30 to August 31.

(d) For the period November 15, 1996 (commencement of operations) to September 30, 1997.

(e) Total return would have been lower if the Adviser had not maintained some Underlying Funds' expenses.

(f) This Portfolio invests in other Scudder Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative, and advisory expenses of the Underlying Scudder Funds.

*    Annualized

**   Not annualized

How the Portfolios Calculate Share Price

For each share class of each portfolio, the share price is the net asset value per share, or NAV. To calculate NAV, each share class uses the following equation:
                   TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------   = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

Other Rights We Reserve

You should be aware that we may, for Class AARP and Class S shareholders, close your account and send you the proceeds if your balance falls below $1,000; for Class S shareholders, charge you $10 a year if your account balance falls below $2,500; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance).

PART II -- Specific Information about Class AARP

The remainder of this supplement provides specific information regarding the important features and policies of Class AARP of each portfolio. Please remember to review each portfolio's prospectus for additional information about the portfolio.

Class AARP

Class AARP will be offered beginning on or about September 25, 2000 for Conservative Portfolio and Growth Portfolio and will be offered beginning on or about October 2, 2000 for Balanced Portfolio. In addition, Class AARP of each other fund in the Scudder Family of Funds is expected to be available no later than October 2, 2000.

Scudder Kemper has agreed to pay a fee to AARP and/or its affiliates in return for advice and other services relating to investments by AARP members in AARP Class shares of each portfolio. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by Scudder Kemper. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter.

Past Performance

As Class AARP does not have a full calendar year of performance, no past performance information is provided. However, the bar chart and table in the portfolios' prospectus show how the total returns for the portfolios' Class S have varied from year to year, and over time. Shares of the portfolios' Class S would have substantially similar returns to Class AARP because the shares represent an interest in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.

How to Buy, Sell, or Exchange Class AARP Shares

Buying Shares Use these instructions to invest directly. Make out your check to "The AARP Investment Program."

--------------------------------------------------------------------------------
Class AARP         First investment                Additional investments
--------------------------------------------------------------------------------
                   $1,000 or more for regular      $50 or more if you use an
                   accounts                        Automatic Investment Plan
                   $500 or more for IRAs
--------------------------------------------------------------------------------
By mail            o For enrollment forms, call    Send a personalized
                     1-800-253-2277                investment slip or short
                   o Fill out and sign an          note that includes:
                     enrollment form               o fund name
                   o Send it to us at the          o account number
                     appropriate address, along    o check payable to "The AARP
                     with an investment check        Investment Program"
--------------------------------------------------------------------------------
By wire            o Call 1-800-253-2277 for       o Call 1-800-253-2277 for
                     instructions                    instructions
--------------------------------------------------------------------------------
By phone           --                              o Call 1-800-253-2277 for
                                                     instructions
--------------------------------------------------------------------------------
With an automatic  o Fill in the information       o To set up regular
investment plan      required on your enrollment     investments from a bank
                     form and include a voided       checking account, call
                     check                           1-800-253-2277
--------------------------------------------------------------------------------
Payroll            o Select either of these        o Once you specify a dollar
Deduction            options on your enrollment      amount (minimum $50),
or Direct            form and submit it. You will    investments are automatic.
Deposit              receive further instructions
                     by mail.
--------------------------------------------------------------------------------
Using QuickBuy     --                              o Call 1-800-253-2277
--------------------------------------------------------------------------------
On the Internet    o Go to "Services and Forms -   o Call 1-800-253-2277 to
                     How to Open an Account" at      ensure you have electronic
                     aarp.scudder.com                services
                   o Print out a prospectus and    o Register at
                     an enrollment form              aarp.scudder.com
                   o Complete and return the       o Follow the instructions
                     enrollment form with your       for buying shares with
                     check                           money from your bank
                                                     account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[ICON] Regular mail:
       The AARP Investment Program, PO Box 2540, Boston, MA
       02208-2540

       Express, registered or certified mail:
       The AARP Investment Program, 66 Brooks Drive, Braintree, MA
       02184-3839

       Fax number: 1-800-821-6234 (for exchanging and selling only)
--------------------------------------------------------------------------------

Exchanging or Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.

--------------------------------------------------------------------------------
Class AARP         Exchanging into another fund    Selling shares
--------------------------------------------------------------------------------
                   $1,000 or more to open a new    Some transactions, including
                   account ($500 for IRAs)         most for over $100,000, can
                                                   only be ordered in writing;
                                                   if you're in doubt, see page
                                                   25 of the prospectus
--------------------------------------------------------------------------------
By phone           o Call 1-800-253-2277 for       o Call 1-800-253-2277 for
                     instructions                    instructions
--------------------------------------------------------------------------------
Using Easy-Access  o Call 1-800- 631-4636 and      o Call 1-800-631-4636 and
Line                 follow the instructions         follow the instructions
--------------------------------------------------------------------------------
By mail or fax     Your instructions should        Your instructions should
(see previous      include:                        include:
page)              o your account number           o your account number
                   o names of the funds, class     o name of the fund, class
                     and number of shares or         and number of shares or
                     dollar amount you want to       dollar amount you want to
                     exchange                        redeem
--------------------------------------------------------------------------------
With an automatic  --                              o To set up regular cash
withdrawal plan                                      payments from an account,
                                                     call 1-800-253-2277
--------------------------------------------------------------------------------
Using QuickSell    --                              o Call 1-800-253-2277
--------------------------------------------------------------------------------
On the Internet    o Register at aarp.scudder.com  --
                   o Follow the instructions for
                     making on-line exchanges

--------------------------------------------------------------------------------
Services For AARP Class Investors
--------------------------------------------------------------------------------
To reach us:       o  Web site aarp.scudder.com
                   o  Program representatives 1-800-253-2277, M-F, 8 a.m. - 8
                      p.m. EST
                   o  Confidential fax line 1-800-821-6234, always open
                   o  TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST
Services for       o  AARP Lump Sum Service For planning and setting up a lump
participants:         sum distribution.
                   o AARP Legacy Service For organizing financial documents and planning the orderly transfer of assets to heirs.
                   o AARP Goal Setting and Asset Allocation Service For
                     allocating assets and measuring investment progress.
                   o For more information, please call 1-800-253-2277.
--------------------------------------------------------------------------------

July 14, 2000

                             SCUDDER PATHWAY SERIES

                         SUPPLEMENT TO THE STATEMENT OF
                  ADDITIONAL INFORMATION DATED JANUARY 1, 2000

                           --------------------------

         On or about September 25, 2000 for Conservative Portfolio and Growth Portfolio and on or about October 2, 2000 for Balanced Portfolio, this Statement of Additional Information will offer two classes of shares to provide investors with different purchase options. The two classes are Class S and Class AARP. Each class has its own important features and policies. In addition, as of the respective dates noted above for each portfolio, all existing shares of Balanced Portfolio, Conservative Portfolio and Growth Portfolio will be redesignated Class S shares of their respective portfolios. Shares of Class AARP will be especially designed for members of AARP.

The following information supplements the cover page:

The unaudited Semiannual Report to Shareholders of Scudder Pathway Series dated February 29, 2000 is incorporated by reference and hereby deemed to be part of this Statement of Additional Information.

The following information supplements the disclosure regarding "The Underlying Scudder Funds" on page 2:

Each of the following Underlying Scudder Funds is scheduled to be reorganized into another Scudder fund on or about the date listed below:

Scudder Corporate Bond Fund                          July 31, 2000
Scudder GNMA Fund                                    July 17, 2000
Scudder International Bond Fund                      September 25, 2000
Scudder International Growth and Income Fund         August 28, 2000
Scudder Micro Cap Fund                               July 17, 2000

On or about July 17, 2000, Scudder Capital Growth Fund, Scudder Small Company Stock Fund and Scudder GNMA Fund will become Underlying Scudder Funds.

The following disclosure supplements the section "The Underlying Scudder Funds" on page 2.


Scudder Capital Growth Fund. The Fund is designed to provide long-term capital growth while actively seeking to reduce downside risk compared with other growth mutual funds. The Fund pursues this investment objective by investing at least 65% of total assets in equities, mainly common stocks of established medium- and large-sized companies. Through a broadly diversified portfolio consisting primarily of the securities of high quality, medium- to large-sized companies with strong competitive positions in their industries and reasonable stock market valuation the Fund seeks to offer less share price volatility than many growth funds. Unlike many other diversified growth funds that typically may invest up to 5% in any one company, the fund adheres to a more restrictive policy that limits the amount it invests in any one company to no more than 3.5% of its total assets. It may also invest in rights to purchase common stocks, the growth prospects of which are greater than most stocks but which may also have above-average market risk. The Fund may also invest in preferred stocks consistent with the Fund's objective. While most of the fund's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks. The fund does not invest in securities issued by tobacco-producing companies.

         Investments in common stocks have a wide range of characteristics, and management of the Fund believes that opportunity for long-term growth of capital may be found in all sectors of the market for publicly-traded equity securities. Thus, the search for equity investments for the Fund may encompass any sector of the market and companies of all sizes. In addition, since 1945, the overall performance of common stocks has exceeded the rate of inflation. It is a fundamental policy of the Fund, which may not be changed without approval of a majority of the Fund's outstanding shares (see "Investment Restrictions", herein, for majority voting requirements), that the Fund will not concentrate its investments in any particular industry.


         The Fund may  invest  up to 100% of its  assets in  high-quality  money market instruments (including U.S. Treasury bills, commercial paper, certificates of deposit, and bankers' acceptances), repurchase agreements and other debt securities for temporary defensive purposes when the Fund Manager deems such a position advisable in light of economic or market conditions.

         The Fund may also invest in real estate investment trusts, futures contracts, covered call options, options on stock indices, foreign securities, and foreign currency exchange contracts.

Scudder Small Company Stock Fund. The Fund is designed to provide long-term capital growth while actively seeking to reduce downside risk compared with other small company stock funds. The Fund pursues this investment objective by investing at least 65% of total assets in common stocks of small U.S. companies with above-average long-term capital growth. The fund does not invest in securities issued by tobacco-producing companies.

         Under normal circumstances, the Fund may invest up to 5% of its assets in certain short-term fixed income securities including high-quality money market securities such as U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks and bankers' acceptances, although cash or cash equivalents are normally expected to represent less than 1% of the Fund's assets. The Fund may invest up to 20% of its assets in stock futures contracts and options in order to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to minimize trading costs.

         The Fund may also invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Composite Stock Index ("S&P 500 Index"). There can be no assurance that this can be accomplished as it may not be possible for the trust to replicate and maintain exactly the composition and relative weightings of the component securities of the S&P 500 Index. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. SPDRs are also subject to risks other than those associated with an investment in a broadly based portfolio of common stocks in that the selection of the stocks included in the trust may affect trading in SPDRs, as compared with trading in a broadly based portfolio of common stocks.

         The Fund is neither sponsored by nor affiliated with Standard & Poor's.

         In pursuing its objective of long-term capital growth, the Fund normally remains substantially invested in the common stocks of small U.S. companies. Using a quantitative investment approach developed by the Fund
Manager, the Fund focuses on equity securities of companies with market capitalization below $2 billion and that the Fund Manager believes are undervalued relative to the stocks in Russell 2000 Index(R). The Russell 2000 Index(R) is a widely used measure of small stock performance. The Fund will sell securities of companies that have grown in market capitalization above this level as necessary to keep the Fund focused on small companies.

         The Fund takes a diversified approach to investing. It generally invests no more than 2% of its assets in the securities of any one company and typically invests in over 150 securities, representing a variety of U.S. industries.

         While the Fund invests predominantly in common stocks, it can purchase other types of equity securities including preferred stocks (either convertible or non-convertible), rights and warrants. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasury, agency and instrumentality obligations, may enter into repurchase agreements and may make use of financial futures contracts and related options. The Fund may purchase and sell options or futures on stock indices for hedging purposes as a temporary investment to accommodate cash flows. The Fund may also invest in real estate investment trusts, covered call options, foreign securities, and foreign currency exchange contracts.

         For temporary defensive purposes, the Fund may invest without limit in high quality money market securities, including U.S. Treasury bills, repurchase agreements, commercial paper, certificates of deposit issued by domestic and foreign branches of U.S. banks, bankers' acceptances, and other debt securities, such as U.S. government obligations and corporate debt instruments when the Fund Manager deems such a position advisable in light of economic or market conditions.

The following information replaces the disclosure "Scudder GNMA Fund" on page 6.

         Scudder GNMA Fund. The Fund is designed to produce a high level of current income but with less risk of loss to the Fund's portfolio than other GNMA mutual funds, measured by the frequency and amount by which total return fluctuates downward. The Fund is designed for investors who are seeking high current income from high quality securities and who wish to receive a degree of protection from bond market price risk. The Fund's investment objective is to produce a high level of current income while actively seeking to reduce downside risk compared with other GNMA mutual funds. It does this by investing at least 65% of net assets in "Ginnie Maes": mortgage-backed securities that are issued or guaranteed by the Government National Mortgage Association (GNMA). The Fund also invests in U.S. Treasury securities. With both types of securities, the timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. In addition, the Fund does not invest in securities issued by tobacco-producing companies. The Fund has been designed with the conservative, safety-conscious investor in mind. Although past performance is no guarantee of future performance, historically, this Fund offers higher yields than such short-term investments as insured savings accounts, insured six month certificates of deposit, and fixed-price money market funds.

         The Fund invests in U.S. Treasury bills, notes and bonds; other securities issued or backed by the full faith and credit of the U.S. Government as to principal and interest, including, but not limited to, Government National Mortgage Association ("GNMA") mortgage-backed securities, Merchant Marine Bonds guaranteed by the Maritime Administration and obligations of the Export-Import Bank; financial futures contracts with respect to such securities; options on either such securities or such financial futures contracts; and bank repurchase agreements. At least 65% of the Fund's net assets will be directly invested in GNMAs. The Fund may also utilize hedging techniques involving limited use of financial futures contracts and the purchase and writing (selling) of put and call options on such contracts. Under certain market conditions, these strategies may reduce current income. At any time, the Fund may have a substantial portion of its assets in securities of a particular type or maturity. The Fund may also write covered call options on portfolio securities and purchase "when-issued" securities.

         GNMA Mortgage-Backed Securities ("GNMAs"). GNMAs are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration
(FHA) or guaranteed by the Veterans Administration (VA). A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, a Government corporation within the U.S. Department of Housing and Urban Development, the timely payment of interest and principal is guaranteed by the full faith and credit of the United States Government. This is not, however, a guarantee related to the Fund's yield or the value of your investment principal.

         As mortgage-backed securities, GNMAs differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. GNMAs are called "pass-through" securities because both interest and principal payments including prepayments are passed through to the holder of the security (in this case, the Fund).

         Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and may expose the Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. Mortgage-backed securities are subject to the risk or prepayment and the risk that the underlying loans will not be repaid. Because principal may be prepaid at any time, mortgage-backed securities may involve significantly greater price and yield volatility than traditional debt securities.

         When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of the Fund's shares.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Because principal may be prepaid at any time, mortgage-backed securities may involve significantly greater price and yield volatility than traditional debt securities. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association ("GNMA") are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any governmental agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government.

         FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

         The payment of principal on the underlying mortgages may exceed the minimum required by the schedule of payments for the mortgages. Such prepayments are made at the option of the mortgagors for a wide variety of reasons reflecting their individual circumstances and may involve capital losses if the mortgages were purchased at a premium. For example, mortgagors may speed up the rate at which they prepay their mortgages when interest rates decline sufficiently to encourage refinancing. The Fund, when such prepayments are passed through to it, may be able to reinvest them only at a lower rate of interest. The Adviser, in determining the attractiveness of GNMAs relative to alternative fixed-income securities, and in choosing specific GNMA issues, will have made assumptions as to the likely speed of prepayment. Actual experience may vary from this assumption resulting in a higher or lower investment return than anticipated. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the life of a mortgage-related security and increasing the price volatility of that security, affecting the price volatility of the Fund's shares.

         Some investors may view the Fund as an alternative to a bank certificate of deposit. While an investment in the Fund is not federally insured, and there is no guarantee of price stability, an investment in the Fund -- unlike a certificate of deposit -- is not locked away for any period, may be redeemed at any time without incurring early withdrawal penalties, and may provide a higher yield.

         The Fund may also invest in dollar roll  transactions,  mortgage-backed
and  mortgage  pass-though  securities,   securities  purchased  on  a  "forward
delivery" or "when-issued" basis, and covered call options.

         For temporary defensive purposes, the fund may temporarily invest up to 100% of assets in cash or cash equivalents.

The  following   disclosure  replaces  the  disclosure   regarding   "Additional
Information About Opening an Account" on page 19:

Additional Information About Opening an Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and members of their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for Class S and $1,000 for Class AARP through Scudder Investor Services, Inc. by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. Investors interested in investing in Class S must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Portfolio name, class name, amount to be wired ($2,500 minimum for Class S and $1,000 for Class AARP), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02101, ABA Number 011000028, DDA Account 9903-5552. The investor must give the Scudder fund name, class name, account name and the new account number. Finally, the investor must send a completed and signed application to the Portfolio promptly. Investors interested in investing in Class AARP should call 1-800-253-2277 for further instructions.

         The minimum initial purchase amount is less than $2,500 for Class S under certain plan accounts and is $1,000 for Class AARP.

The following disclosure replaces the disclosure regarding "Minimum balances" on page 19:

Minimum balances

         Shareholders should maintain a share balance worth at least $2,500 for Class S and $1,000 for Class AARP. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act and Uniform Trust to Minor Act accounts, the minimum balance is $1000 for Class S and $500 for Class AARP. These amounts may be changed by the Portfolio's Board of Trustees. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for Class AARP and fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

         The Portfolio reserves the right, following 60 days' written notice to applicable shareholders, to:

         o For Class S, assess an annual $10 per Fund charge (with the Fee to be paid to the Portfolio) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

         o redeem all shares in Portfolio accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Portfolio will mail the proceeds of the redeemed account to the shareholder.

         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of

$100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.


The  following   disclosure  replaces  the  disclosure   regarding   "Additional
Information About Making Subsequent Investments by QuickBuy" on page 20:

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program may purchase shares of the Portfolio by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Portfolio may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

         The Portfolio employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine and to discourage fraud. To the extent that the Portfolio does not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Portfolio will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Investors interested in making subsequent investments in Class AARP of the Portfolio should call 1-800-253-2277 for further instruction.

The following information replaces the disclosure on page 21 of the SAI relating to "Share Price," "Share Certificates" and "Other Information":

Share Price

         Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Portfolio, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.

         There is no sales charge in connection with the purchase of shares of any class of the Portfolio.

Share Certificates

         Due to the desire of the Portfolio's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Portfolio. Share certificates now in a shareholder's possession may be sent to the Portfolio's Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

         All issued and outstanding shares of what were formerly AARP Funds that were subsequently reorganized into existing Scudder Funds were simultaneously cancelled on the books of the AARP Funds. Share certificates representing interests in shares of the relevant AARP Fund will represent a number of shares of Class AARP of the relevant Scudder Fund into which the AARP Fund was reorganized. Class AARP shares of each portfolio will not issue certificates representing shares in connection with the reorganization.


Other Information

         The Portfolio has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for its shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Portfolio's behalf. Orders for purchase or redemption will be deemed to have been received by the Portfolio when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Portfolio and the broker, ordinarily orders will be priced at a class's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Portfolio's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board of Trustees and the Distributor may suspend or terminate the offering of shares of the Portfolio at any time for any reason.

         The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status), will be returned to the investor. The Portfolio reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Portfolio with a tax identification number during the 30-day notice period.

         The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

The following disclosure replaces the disclosure  regarding  "Exchanges" on page
22:

Exchanges

         Exchanges are comprised of a redemption from one Scudder Fund and a purchase into another Scudder Fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other Fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new Fund account must be for a minimum of $2,500 for Class S and $1,000 for Class AARP. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more for Class S. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder Fund to an existing account in another Scudder Fund, at current net asset value, through Scudder's Systematic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Systematic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder Fund is a redemption of shares and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Portfolio employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Portfolio does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Portfolio will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Portfolio and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder Funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from Scudder Investor Services, Inc. a prospectus of the Scudder Fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds or classes of Scudder Funds. For more information, please call 1-800-225-5163 (Class S) or 1-800-253-2277 (Class AARP).

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.


The following disclosure replaces the disclosure regarding "Redemptions" on page 22:

Redemption By Telephone

         Shareholders currently receive the right automatically, without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request by telephone to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a)      NEW INVESTORS  wishing to establish  the telephone  redemption
                  privilege  must  complete  the  appropriate   section  on  the
                  application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request), or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Portfolio employs procedure, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Portfolio does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Portfolio will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase agreement between the Portfolio and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of the Portfolio by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time,

Shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing the following business day. QuickSell transactions are not available for IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Portfolio employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Portfolio does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Portfolio will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

The following disclosure replaces the disclosure regarding "Internet access" on page 25 and applies to each class of the Portfolio except as noted:

Internet access

World Wide Web Site -- The address of the Scudder Funds site is www.scudder.com. The address for Class AARP shares is aarp.scudder.com. These sites offer guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The sites also enable users to access or view Fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on Funds.

Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web sites. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

The  following   information  replaces  the  disclosure  on  page  26  regarding
"Dividends and Capital Gains Distribution Options":

Dividends and Capital Gains Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Portfolio. A change of instructions for the method of payment may be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP or by sending written instructions to the Transfer Agent. Please include your account number with your written request.

         Reinvestment is usually made at the closing net asset value of the class determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional class shares of the Portfolio.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct
Distributions  Program.  Shareholders  who elect to  participate  in the  Direct
Distributions Program, and whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Portfolio pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

The  following   information  replaces  the  information   regarding  "Automatic
Withdrawal Plan" on page 31:

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional Shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by the Portfolio's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all Shares of the Portfolio under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163 for Class S and 1-800-253-2277 for Class AARP.

The  following   information  replaces  the  information   regarding  "Automatic
Investment Plan" on page 31:

         Shareholders may arrange to make periodic investments in Class S shares through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50 for Class S shares.

         Shareholders may arrange to make periodic investments in Class AARP of the Portfolio through automatic deductions from checking accounts. The minimum pre-authorized investment amount is $50. New shareholders who open a Gift to Minors Account pursuant to the Uniform Gift to Minors Act (UGMA) and the Uniform Transfer to Minors Act (UTMA) and who sign up for the Automatic Investment Plan will be able to open the Portfolio account for less than $500 if they agree to increase their investment to $500 within a 10 month period. Investors may also invest in any Class AARP for $500 if they establish a plan with a minimum automatic investment of at least $100 per month. This feature is only available to Gifts to Minors Account investors. The Automatic Investment Plan may be discontinued at any time without prior notice to a shareholder if any debit from their bank is not paid, or by written notice to the shareholder at least thirty days prior to the next scheduled payment to the Automatic Investment Plan.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

The   following   information   supplements   the  first   paragraph  of  "Trust
Organization" on page 31:

         Each Portfolio is further divided into two classes of shares, Class AARP and Class S shares.

The  following   information   replaces  the  information   under   "Performance
Information" on page 32:

       Average Annual Total Return for the periods ended February 29, 2000

                                       One Year            Life of Portfolio^(1)
                                       --------            -----------------

      Conservative Portfolio            2.67%                     6.60%
      Balanced Portfolio               16.91%                    11.50%
      Growth Portfolio                 35.42%                    18.22%

^(1) For the period November 15, 1996 (commencement of operations) to August 31, 1999.

         Cumulative Total Return for the periods ended February 29. 2000

                                       One Year            Life of Portfolio^(1)
                                       --------            -----------------

         Conservative Portfolio          2.67%                   23.41%
         Balanced Portfolio             16.91%                   43.07%
         Growth Portfolio               35.42%                   73.44%


^(1) For the period November 15, 1996 (commencement of operations) to August 31, 1999. The following information supplements the information regarding "Special Servicing Agreement" on page 36.

The Special  Servicing  Agreement will terminate upon the  implementation  of an
Administrative   Services  Agreement  by  each  Portfolio  and  each  applicable
Underlying Scudder Fund.

The  following   information   replaces  the  information   regarding  "Personal
Investments by Employees of the Adviser" on page 37:

Code of Ethics

The Portfolios, the Adviser and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Portfolios and employees of the Adviser and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Portfolios, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Adviser's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Portfolios. Among other things, the Adviser's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Adviser's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

The following information replaces the information regarding "Trustees and Officers" on page 40:

                    TRUSTEES AND OFFICERS OF INVESTMENT TRUST

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------
Henry P. Becton, Jr. (56)         Trustee                 President and General Manager, WGBH             --
WGBH                                                      Educational Foundation
125 Western Avenue
 Allston, MA 02134

Linda C. Coughlin (48)+*          Trustee                 Managing Director of Scudder Kemper     Senior Vice President
                                                          Investments, Inc.



                                       14

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------

Dawn-Marie Driscoll (53)          Trustee                 Executive Fellow, Center for Business             --
4909 SW 9th Place                                         Ethics, Bentley College; President,
Cape Coral, FL  33914                                     Driscoll Associates (consulting firm)

Edgar R. Fiedler (70)             Trustee                 Senior Fellow and Economic                        --
50023 Brogden                                             Counsellor, The Conference Board, Inc.
Chapel Hill, NC

Keith R. Fox (45)                 Trustee                 Private Equity Investor, President,               --
10 East 53rd Street                                       Exeter Capital Management Corporation
New York, NY  10022

Joan E. Spero (55)                Trustee                 President, Doris Duke Charitable                  --
Doris Duke Charitable Foundation                          Foundation; Department of State -
650 Fifth Avenue                                          Undersecretary of State for Economic,
New York, NY  10128                                       Business and Agricultural Affairs
                                                          (March 1993 to January 1997)

Jean Gleason Stromberg (56)       Trustee                 Consultant; Director, Financial                   --
3816 Military Road, NW                                    Institutions Issues, U.S. General
Washington, D.C.                                          Accounting Office (1996-1997);
                                                          Partner, Fulbright & Jaworski Law
                                                          Firm (1978-1996)

Jean C. Tempel (56)               Trustee                 Managing Director, First Light Capital          --
One Boston Place
23rd Floor
Boston, MA 02108

Steven Zaleznick (45)*            Trustee                 President and CEO, AARP Services, Inc.            --
(address)


Ann M. McCreary (43) #            Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.


John R. Hebble (42)+              Treasurer               Senior Vice President of Scudder        Assistant Treasurer
                                                          Kemper Investments, Inc.

Caroline Pearson (38)+            Assistant Secretary     Senior Vice President of Scudder        Clerk
                                                          Kemper Investments, Inc.; Associate,
                                                          Dechert Price & Rhoads (law firm)
                                                          1989 - 1997

John Millette (37)+               Vice President and      Vice President of Scudder Kemper                  --
                                  Secretary               Investments, Inc.


* Ms. Coughlin and Mr. Zaleznick are considered by the Fund and its counsel to be "interested persons" of the Adviser or of the Trust as defined in the 1940 Act.
** Unless otherwise stated, all officers and directors have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
+        Address:  Two International Place, Boston, Massachusetts 02110
#        Address:  345 Park Avenue, New York, New York 10154

         The Trustees and officers of the Trust also serve in similar capacities with respect to other Scudder Funds. The newly-constituted Board may determine to change its compensation structure.

         As of June 15, 2000, all Trustees and Officers of Scudder Pathway Series; Balanced Portfolio, Scudder Pathway Series; Growth Portfolio and Scudder Pathway Series; Conservative Portfolio, as a group, owned beneficially (as that term is defined in Section 13 (d) of The Securities and Exchange Act of 1934) less than 1% of the outstanding shares.

         As of June 15, 2000, 14,611,635 shares in the aggregate, or 80.9% of the outstanding shares of Scudder Pathway Series; Balanced Portfolio were held in the name of Scudder Kemper Investments Defined Contribution Plan, 345 Park Avenue, New York, NY 10154, who may be deemed to be beneficial owner of such shares.

         As of June 15, 2000, 432,309 shares in the aggregate, or 18.89% of the outstanding shares of Scudder Pathway Series; Conservative Portfolio were held for Trustees of the ACR Defined Contribution Retirement Plan, 747 Locust Street, Pasadena, CA 91101 who may be deemed to be beneficial owner of such shares.

         To the knowledge of the Funds, as of June 15, 2000, no person owned beneficially more than 5% of the outstanding shares of any fund, except as stated above.

The following information regarding "Other Information" is added on page 45:

The CUSIP number of Scudder Balanced Portfolio Class AARP is 811189-703.

The CUSIP number of Scudder Growth Portfolio Class AARP is 811189-802

The CUSIP number of Scudder Conservative Portfolio Class AARP is 811189-885.

Administrative Services Agreement

         Scudder Pathway Series has entered into an administrative services agreement with Scudder Kemper (the "Administration Agreement"), pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by each Portfolio (other than those provided by Scudder Kemper under its investment management agreement with each Portfolio, as described above). There is no fee currently payable by a Portfolio under the Administration Agreement. The Administration Agreement will become effective on or about September 25, 2000 for Conservative Portfolio and Growth Portfolio and October 2, 2000 for Balanced Portfolio.

         Various third-party service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to each Portfolio pursuant to separate agreements with each Portfolio. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for each Portfolio and maintains their accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of each Portfolio. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. As custodian, State Street Bank and Trust Company holds the portfolio securities of each Portfolio, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of each Portfolio and provides other audit, tax, and related services. Dechert Price & Rhoads acts as general counsel for each Portfolio

Scudder Kemper will pay the Service Providers for the provision of their services to each Portfolio and will pay other Portfolio expenses, including insurance, registration, printing and postage fees. The Administration Agreement has an initial term of three years, subject to earlier termination by each Portfolio's Board.
         Certain expenses of each Portfolio will not be borne by Scudder Kemper under the Administration Agreements, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, each Portfolio will continue to pay any fees required by its investment management agreement with Scudder Kemper.


July 14, 2000